INCOME TAXES - Components Of Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)
Components of Deferred Tax Assets and Liabilities
Net operating loss carryforwards	$ 3,259	¥ 21,204		¥ 7,616
Accrued social insurance	1,462	9,514		19,412
Advertising expense carryforwards	2,168	14,108		33,906
Deferred revenue	239	1,553
Impairment loss	838	5,445
Unrealized loss on AFS investments	94	613
Total deferred tax assets	8,060	52,437		60,934
Less: Valuation Allowance	(2,534)	(16,489)	¥ 0	0	¥ 0
Total net deferred tax assets	5,526	35,948		60,934
Undistributed earnings of PRC entities	(3,074)	(20,000)		(10,000)
Intangible assets	(13,133)	(85,446)		(98,694)
Unrealized gain on AFS investments	(46)	(298)
Equipment and leasehold improvements	(321)	(2,088)		(1,383)
Total deferred tax liabilities	(16,573)	(107,832)		(110,077)
Deferred tax assets, net	5,292	34,431		59,551
Deferred tax liabilities, net	$ (16,340)	¥ (106,315)		¥ (108,694)